Shareholders’ Equity (Deficit) (Details) - Schedule of composition of shareholders' equity - shares		Dec. 31, 2022	Dec. 31, 2021
Number of shares
Authorized shares		22,000,000	22,000,000
Issued and outstanding shares		9,790,040	9,790,040
Series Ordinary Shares [Member]
Number of shares
Authorized shares	[1]	14,307,116	14,316,880
Issued and outstanding shares	[1]	2,578,760	2,578,760
Series Convertible Ordinary 1 Shares [Member]
Number of shares
Authorized shares	[2]	607,680	607,680
Issued and outstanding shares	[2]	607,680	607,680
Series Convertible Ordinary 2 Shares [Member]
Number of shares
Authorized shares	[2]	889,200	889,200
Issued and outstanding shares	[2]	889,200	889,200
Series Convertible B Preferred Shares [Member]
Number of shares
Authorized shares	[2]	2,047,200	2,047,200
Issued and outstanding shares	[2]	2,047,200	2,047,200
Series Convertible B1 Preferred Shares [Member]
Number of shares
Authorized shares	[2]	738,240	738,240
Issued and outstanding shares	[2]	738,240	738,240
Series Convertible C Preferred Shares [Member]
Number of shares
Authorized shares	[2]	3,410,564	3,400,800
Issued and outstanding shares	[2]	2,928,960	2,928,960

[1]	The Ordinary Shares confer upon the holders thereof all rights accruing to a shareholder of the Company, as provided in the Company’s Articles of Association (the “Articles”), including, without limitation, the right to receive notices of, and to attend, all general meetings, the right to vote thereat with each Ordinary Share held entitling the holder thereof to one vote at all general meetings (and written actions in lieu of meetings), the right to participate and share on a per share basis, in any distribution and in distribution of surplus assets and funds of the Company in the event of a liquidation event, and certain other rights as may be expressly provided for herein or under the Companies Law. All Ordinary Shares rank pari passu amongst themselves for all intents and purposes, including, without limitation, in relation to the amounts of capital paid or credited as paid on their nominal value. The voting, dividend and liquidation rights of the holders of Ordinary Shares are subject to and qualified by the rights, powers and preferences of the holders of the Convertible Preferred Shares and the Convertible Ordinary 1 and 2 Shares as set below.
[2]	The Convertible Ordinary 1 Shares, Convertible Ordinary 2 Shares, Convertible B Preferred Shares, Convertible B1 Preferred Shares and the Convertible C Preferred Shares (referring together herein as “Convertible Preferred Shares”) shall confer upon the holders thereof all rights conferred upon the holders of Ordinary Shares in the Company. In addition, the holders of Convertible Preferred Shares shall have rights, preferences and privileges, as follows: Liquidation preference - Based on preference of distribution, in the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, change in control or distribution, the Company’s assets or surplus funds legally available for distribution shall be distributed to the holders of Convertible Preferred Shares pursuant to which each Convertible Preferred Share will be entitled to receive 1.2 of the applicable original issue price paid by each Convertible Preferred shareholder plus all accrued but unpaid dividends and less the aggregate of all amounts previously paid in preference. The aggregate liquidation preference of all shares with preferences over Ordinary Shares as of December 31, 2022 and 2021 amounted to $33,785. None of the foregoing dollar amounts include dividends, as the Board of Directors has not declared any dividends since inception. The Convertible Preferred Shares have been classified as part of the permanent equity of the Company since upon occurrence of liquidation event all holder of the Ordinary Shares and the Convertible Preferred Shares will be entitled to receive the same form of consideration. Voting - Each shareholder shall have one vote for each Ordinary Share held by such shareholder of record or such Ordinary Shares as would be held by each holder of Convertible Preferred Share if all Convertible Preferred Shares were converted to Ordinary Shares at the then effective conversion rate, on every resolution. Conversion - Each holder of a Convertible Preferred Share shall be entitled to convert, at any time and from time to time, and without payment of additional consideration, into such number of fully paid and non-assessable shares of Ordinary Share in ratio as determined in the Articles, which initially shall be one to one. The conversion price initially shall be the applicable Original Issue Price subject to adjustments as describe in the Articles. All outstanding Convertible Preferred Shares shall automatically be converted into Ordinary Shares at the then-effective conversion rate applicable upon the earlier of (i) closing of sale of Ordinary Shares in an initial firm-commitment underwritten public offering, with net proceeds to the Company of $50,000 and at an offering price per share equal to at least 5 times the Preferred C Original Issue Price (Qualified IPO) or (ii) affirmative vote or written consent of majority shareholders of the then outstanding Convertible Preferred Shares, with respect to each series.